Common Stock Warrants (Details Narrative)	Apr. 03, 2023 USD ($) $ / shares shares	Feb. 14, 2023 shares	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 09, 2023 USD ($) $ / shares shares	Jan. 04, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Class of Warrant or Right, Outstanding								14,011,650	11,511,650
Number of stock sold, shares		3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.29	$ 0.29	$ 0.10
Series A Preferred Stock [Member]
Number of stock sold, shares	25,000				25,000	5,000
Series A Preferred Stock [Member] | Warrant [Member]
Proceeds from Issuance or Sale of Equity | $						$ 50,000
Number of stock sold, shares	10,000		10,000	2,500	2,500	2,500	2,500
Warrants and Rights Outstanding, Term	5 years		5 years	5 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000		1,000,000	250,000	250,000	250,000	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.25		$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Warrants and Rights Outstanding | $	$ 63,508		$ 67,180	$ 13,757	$ 13,970	$ 17,468	$ 17,499
Sale of Stock, Consideration Received on Transaction | $	$ 100,000		$ 100,000	$ 25,000	$ 25,000		$ 50,000
Series A Preferred Stock [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	146		148	152	156	157	157
Series A Preferred Stock [Member] | Warrant [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input | $ / shares	0.0635		0.0672	0.0550	0.0559	0.0699	0.07